Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 1		$ 386,790
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 2		(108,789)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 3		(44,843)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 4		233,158
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 1	386,790
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 2	(108,789)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 3	(44,843)
Reverse Acquisition Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed 4	$ 233,158